Subsequent Events (Narrative) (Details) - USD ($)		1 Months Ended				12 Months Ended
	May. 07, 2015	Jan. 30, 2016	Jul. 29, 2015	May. 31, 2015	May. 18, 2015	Mar. 31, 2015	Dec. 31, 2015	Mar. 31, 2014
Subsequent Event [Line Items]
Exercise price of warrants						$ 6.00
Stock Issued During Period, Value, New Issues						$ 2,916,065
Common Stock, Par Or Stated Value Per Share						$ 0.001	$ 0.001	$ 0.001
Public Offering Units Issued			2,090,750
Public Offering Units Issued Price Per Unit			$ 3.25
Employees [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross				465,633
Granted, Weighted Average Exercise Price				$ 7.80
Class B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						0
Stock Issued During Period, Value, New Issues						$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	355,000
Granted, Weighted Average Exercise Price	$ 7.80
Convertible Preferred Stock, Shares Issued upon Conversion		4,977,038
Common Stock, Par Or Stated Value Per Share		$ 0.001
Conversion of Stock, Shares Issued		4,977,038
Preferred Stock Qualified Offering Description		1) multiplying the number of shares of Preferred Stock to be exchanged by the Class A Original Issue Price or Class B Original Issue Price (as defined in the Certificates of Designation), or $12.00 per share; 2) adding to the result all dividends then accrued but unpaid on such shares of Preferred Stock to be exchanged of $1,068,100; then 3) dividing the result by $2.60 (which is eighty percent (80%) of the price per unit issued in the Qualified Offering).
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	20,834
Subsequent Event [Member] | Employees [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	465,625
Subsequent Event [Member] | Class B Preferred Stock [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance of preferred stock and warrants					$ 4,200,000
Net proceeds from issuance of preferred stock and warrants					$ 3,600,000
Stock Issued During Period, Shares, New Issues				1,667	347,637
Warrants issued to purchase shares					231,758
Exercise price of warrants					$ 6.00
Stock Issued During Period, Value, New Issues				$ 20,000
Subsequent Event [Member] | Class B Convertible Preferres Stock [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		534,571
Subsequent Event [Member] | Class A convertible preferred stock [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		454,750